Significant Accounting Policies - Short-term investment and Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term investment and Cash and cash equivalents
Cash and cash equivalents	$ 49,262	¥ 342,951	¥ 413,143
Third party payment platforms
Short-term investment and Cash and cash equivalents
Cash and cash equivalents		¥ 18,715	¥ 35,375